Effect of change in presentation currency	12 Months Ended
Dec. 31, 2018
Effect of change in presentation currency
Effect of change in presentation currency

29. Effect of change in presentation currency

As set out in Note 2, the Group has elected to change its presentation currency to U.S. dollar from January 1, 2018. This change in presentation currency constitutes a change in accounting policy with retrospective application in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” and is affected in these consolidated financial statements by applying the procedures outlined below, in accordance with the reqirements set out in IAS 21 “The Effects of Changes in Foreign Exchange Rates”.

•	the consolidated statements of financial position have been translated at the foreign exchange rate at the balance sheet dates;
•	the consolidated income statements, consolidated statements of comprehensive income and consolidated statements of cash flows were translated at average exchange rates for the respective periods;
•	historic equity transactions were translated at the foreign exchange rate on the date of the transactions and were subsequently carried at historical value;
•	foreign exchange differences arising on translation to presentation currency are recognized in other comprehensive income; and
•	all foreign exchange rates used were extracted from the Group’s underlying financial records.

The exchange rates used in translation were as follows:

	Year ended December 31,
	2017	2016	2015	2014
Closing rate	1.1993	1.0541	1.0887	1.2141
Average rate	1.1249	1.1061	1.1150	1.3348

The Group’s previously reported euro consolidated statements of financial position as at December 31, 2017, 2016, 2015 and 2014, and consolidated income statements, consolidated statements of comprehensive income and consolidated statements of cash flows as at and for the years ended December 31, 2017, 2016 and 2015 are set out below to illustrate the effect of the change in accounting policy.

ARDAGH GROUP S.A.

CONSOLIDATED INCOME STATEMENT

	Year ended December 31, 2017			Year ended December 31, 2016			Year ended December 31, 2015
	Before			Before			Before
	exceptional	Exceptional		exceptional	Exceptional		exceptional	Exceptional
	items	Items	Total	items	Items	Total	items	Items	Total
	€'m	€'m	€'m	€'m	€'m	€'m	€'m	€'m	€'m

Revenue	7,644	—	7,644	6,345	—	6,345	5,199	—	5,199
Cost of sales	(6,321)	(85)	(6,406)	(5,221)	(15)	(5,236)	(4,285)	(37)	(4,322)
Gross profit/(loss)	1,323	(85)	1,238	1,124	(15)	1,109	914	(37)	877
Sales, general and administration expenses	(359)	(43)	(402)	(300)	(116)	(416)	(274)	(44)	(318)
Intangible amortization	(235)	—	(235)	(173)	—	(173)	(109)	—	(109)
Operating profit/(loss)	729	(128)	601	651	(131)	520	531	(81)	450
Finance expense	(459)	(123)	(582)	(450)	(165)	(615)	(514)	(13)	(527)
Finance income	—	—	—	—	78	78	—	—	—
Profit/(loss) before tax	270	(251)	19	201	(218)	(17)	17	(94)	(77)
Income tax (charge)/credit	(87)	122	35	(93)	43	(50)	(95)	32	(63)
Profit/(loss) for the year	183	(129)	54	108	(175)	(67)	(78)	(62)	(140)

Profit/(loss) attributable to:
Owners of the parent			54			(67)			(140)
Non-controlling interests			—			—			—
Profit/(loss) for the year			54			(67)			(140)
Profit/(loss) per share:
Basic profit/(loss) for the year attributable to equity holders			€0.24			€(0.33)			€(0.69)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

	Year ended December 31,
	2017	2016	2015
	€'m	€'m	€'m
Profit/(loss) for the year	54	(67)	(140)
Other comprehensive income/(expense)
Items that may subsequently be reclassified to income statement
Foreign currency translation adjustments:
—Arising in the year	(2)	(52)	(137)
	(2)	(52)	(137)
Effective portion of changes in fair value of cash flow hedges:
—New fair value adjustments into reserve	(226)	50	44
—Movement out of reserve	230	(77)	(43)
—Movement in deferred tax	1	(4)	—
	5	(31)	1
Items that will not be reclassified to income statement
—Re-measurements of employee benefit obligations	43	(121)	72
—Deferred tax movement on employee benefit obligations	(6)	16	(27)
	37	(105)	45
Total other comprehensive income/(expense) for the year	40	(188)	(91)
Total comprehensive income/(expense) for the year	94	(255)	(231)
Attributable to:
Equity holders	94	(255)	(231)
Non-controlling interests	—	—	—
Total comprehensive income/(expense) for the year	94	(255)	(231)

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	At December 31,
	2017	2016	2015	2014
	€'m	€'m	€'m	€'m
Non-current assets
Intangible assets	3,422	3,904	1,810	1,762
Property, plant and equipment	2,808	2,911	2,307	2,223
Derivative financial instruments	6	124	—	40
Deferred tax assets	184	259	178	184
Other non-current assets	21	20	14	10
	6,441	7,218	4,309	4,219
Current assets
Inventories	1,128	1,125	825	770
Trade and other receivables	1,062	1,164	651	692
Related party receivables	—	—	404	404
Derivative financial instruments	13	11	—	2
Cash and cash equivalents	654	772	553	414
	2,857	3,072	2,433	2,282
TOTAL ASSETS	9,298	10,290	6,742	6,501
Equity attributable to owners of the parent
Issued capital	22	—	—	—
Share premium	1,090	136	400	400
Capital contribution	431	431	—	—
Other reserves	(321)	(324)	(241)	(105)
Retained earnings	(2,370)	(2,313)	(2,141)	(2,046)
	(1,148)	(2,070)	(1,982)	(1,751)
Non-controlling interests	1	2	2	2
TOTAL EQUITY	(1,147)	(2,068)	(1,980)	(1,749)
Non-current liabilities
Borrowings	6,926	8,142	6,397	6,034
Employee benefit obligations	831	905	720	723
Derivative financial instruments	251	—	—	—
Deferred tax liabilities	486	694	461	420
Related party borrowings	—	673	—	—
Provisions	37	57	48	33
	8,531	10,471	7,626	7,210
Current liabilities
Borrowings	2	8	7	4
Interest payable	59	81	79	83
Derivative financial instruments	2	8	7	7
Trade and other payables	1,658	1,539	879	804
Income tax payable	135	182	76	92
Provisions	58	69	48	50
	1,914	1,887	1,096	1,040
TOTAL LIABILITIES	10,445	12,358	8,722	8,250
TOTAL EQUITY and LIABILITIES	9,298	10,290	6,742	6,501

CONSOLIDATED STATEMENT OF CASH FLOWS

	Year ended December 31,
	2017	2016	2015
	€'m	€'m	€'m
Cash flows from operating activities
Cash generated from operations	1,330	1,109	950
Interest paid - excluding cumulative PIK interest paid	(406)	(372)	(323)
Cumulative PIK interest paid	—	(184)	—
Income tax paid	(90)	(84)	(59)
Net cash from operating activities	834	469	568

Cash flows from investing activities
Purchase of business net of cash acquired	—	(2,685)	—
Purchase of property, plant and equipment	(422)	(310)	(304)
Purchase of intangible assets	(19)	(12)	(8)
Proceeds from disposal of property, plant and equipment	5	4	8
Net cash used in investing activities	(436)	(3,003)	(304)

Cash flows from financing activities
Proceeds from borrowings	3,497	3,950	—
Repayment of borrowings	(4,061)	(2,322)	(198)
Proceeds from borrowings with related party	—	673	—
Proceeds from share issuance	306	6	—
Contribution from parent	—	431	—
Repayment of borrowings issued to related party	—	404	—
Dividends paid	(148)	(270)	—
Early redemption premium paid	(85)	(108)	(8)
Deferred debt issue costs paid	(35)	(60)	(1)
Proceeds from the termination of derivative financial instruments	42	—	81
Net cash (outflow)/inflow from financing activities	(484)	2,704	(126)

Net (decrease)/increase in cash and cash equivalents	(86)	170	138
Cash and cash equivalents at the beginning of the year	772	553	414
Exchange (losses)/gains on cash and cash equivalents	(32)	49	1
Cash and cash equivalents at the end of the year	654	772	553